Schedule of related party balances (Details) - USD ($)		Mar. 31, 2023		Dec. 31, 2022		Oct. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties		$ 277,962		$ 267,863				$ 297,621
Other payables – related parties		1,667,759		1,521,945				3,272,311
KR Hill Capital Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties		241		239				237
Kent Ridge Medical Ptd Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties		249		247				245
Janic Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties		730		724				720
Cadence Health Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties		276,742	[1]	266,653	[1],[2]				[2]
Chee Yin Meh [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties		123,728		122,739				34,512
Kelvin Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties		748,260		589,681				295,776
Kent Ridge Health Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties		696,340	[3]	696,508	[3]			121,129
Kent Ridge Pacific Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties		15,065		20,303				33,483
Watermark Developments Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties		56,396		55,945
Mount Locke Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties		3,747		3,753
UG Digital Sdn. Bhd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties								284,673
Other payables – related parties		$ 24,223		33,016
Zukihealth SDN [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties								3,173
Jennifer Goh [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties								8,527
Fresco Investment Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties								46
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties						$ 0	$ 3,894
Account payable, related parties								2,459,411
Jamie Fan Wei Zhi [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties								40,783
Wilke Services Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties	[4]							$ 2,746,628

[1]	As of date of the issuance of these unaudited condensed consolidated financial statements, this receivable has been repaid by the related party.
[2]	As of date of the issuance of these financial statements, this receivable has been repaid by the related party.
[3]	On December 16, 2022, the Company has signed a loan agreement (“Agreement”) with Kent Ridge Health Pte Ltd (“KRHPL”), a related party. Pursuant to the Agreement, KRHPL agreed to fully remit the loan payment to Koh Wee Sing on behalf of the Company. As a result, such short-term loan- third party was transfer to other payable, related parties under KRHPL’s balance as of March 31, 2023.
[4]	Upon the closing of the Business Combination, such balance was forgiven by its related party (see Note 16).